Note 7 - Accrued Expenses (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses
Customer Deposits	$ 13,500	$ 13,500
Accrued Payroll, Officers	40,037	68,808
Accrued Payroll and Payroll Taxes	135,234	135,234
Accrued Interest	13,785	7,897
Accrued expenses	$ 202,556	$ 225,439	$ 209,183